Debt - Small Business Administration Loan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Loan proceeds		$ 0	$ 10,163	$ 219,471	$ 21,362	$ 0
PPP loan
Debt Instrument [Line Items]
Loan proceeds	$ 10,000